SUBSEQUENT EVENTS (Details Narrative) - Security Broker [Member] - USD ($) $ in Thousands	Mar. 12, 2018	Feb. 20, 2018
Disclosure of transactions between related parties [line items]
Common shares issued	819,232	10,000
Proceeds from issuance of private placement	$ 2,130,003